Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash on deposit with the Bank	$900	$1,352
Investment in common stock of the Bank	11,477	20,923
Other assets	272	599

Total assets	$12,649	$22,874

Liabilities
Other borrowings	$1,300	$1,500
Long-term debt	3,609	3,609
Other liabilities	490	10

Total liabilities	5,399	5,119

Stockholders’ Equity	7,250	17,755

Total liabilities and stockholders’ equity	$12,649	$22,874

Condensed Statements of Operations

Condensed Statements of Operations

	Years Ended December 31,
	2011	2010

Income	$3	$4

Expenses
Interest expense	149	170
Other expenses	207	180

Total expenses	356	350

Loss Before Income Tax Expense or Benefit and Undistributed Loss of the Bank	(353)	(346)

Income Tax Expense (Benefit)	338	(134)

Loss Before Equity in Undistributed Loss of the Bank	(691)	(212)

Equity in Undistributed Loss of the Bank	(10,315)	(4,362)

Net Loss	$(11,006)	$(4,574)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Years Ended December 31,
	2011	2010
Operating Activities
Net loss	$(11,006)	$(4,574)
Equity in undistributed loss of the Bank	10,315	4,362
Compensation cost of stock options	11	13
Other changes	428	(219)

Net cash used in operating activities	(252)	(418)

Financing Activities
Repayment of borrowings	(200)	(300)
Dividends paid on preferred stock	—	(380)

Net cash used in financing activities	(200)	(680)

Net Change in Cash on Deposit With the Bank	(452)	(1,098)

Cash on Deposit With the Bank at Beginning of Year	1,352	2,450

Cash on Deposit With the Bank at End of Year	$900	$1,352